                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                             File No. 33-42827
                                                             File No. 811-6411

                                                                         -----
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    X
                                                                         -----
                                                                         -----
     Pre-Effective Amendment No.
                                 -----                                   -----
     Post-Effective Amendment No. 13                                       X
                                 -----                                   -----

                                       AND

                                                                         -----
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            X
                                                                         -----


     Amendment No.  12
                  ------

                            VOYAGEUR INVESTMENT TRUST
-------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

   1818 Market Street, Philadelphia, Pennsylvania                  19103
-------------------------------------------------------------------------------
     (Address of Principal Executive Offices)                   (Zip Code)

Registrant's Telephone Number, including Area Code:           (215) 255-2923
                                                              --------------

     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
-------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                        August 28, 1997
                                                            ---------------

It is proposed that this filing will become effective:

              immediately upon filing pursuant to paragraph (b)
     -----
       X      on August 28, 1997 pursuant to paragraph (b)
     -----
              60 days after filing pursuant to paragraph (a)(1)
     -----
              on (date) pursuant to paragraph (a)(1)
     -----
              75 days after filing pursuant to paragraph (a)(2)
     -----
              on (date) pursuant to paragraph (a)(2) of Rule 485
     -----
          Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f)
        of the Investment Company Act of 1940. Registrant's 24f-2 Notice
         for its most recent fiscal year was filed on February 26, 1997.

                             --- C O N T E N T S ---



     This Post-Effective Amendment No. 13 to Registration File No. 33-42827 includes the following:


  1.     Facing Page

  2.     Contents Page

  3.     Cross-Reference Sheet

  4.     Part A - Prospectuses

  5.     Part B - Statement of Additional Information

  6.     Part C - Other Information

  7.     Signatures

                              CROSS-REFERENCE SHEET

                                     PART A

Item No.        Description                                                 Location in Prospectus*
--------        -----------                                                 ----------------------
1               Cover Page.............................................           Cover Page

2               Synopsis...............................................       Synopsis; Summary
                                                                                  of Expenses

3               Condensed Financial Information........................            Financial
                                                                                  Highlights

4               General Description of Registrant......................    Investment Objective and
                                                                          Policies; Classes of Shares

5               Management of the Fund.................................     Management of the Fund

6               Capital Stock and Other Securities.....................          The Delaware
                                                                           Difference; Dividends and
                                                                         Distributions; Taxes; Classes
                                                                                   of Shares

7               Purchase of Securities Being Offered...................     Cover Page; How to Buy
                                                                            Shares; Calaculation of
                                                                         Offering Price and Net Asset
                                                                          Value Per Share; Management
                                                                                  of the Fund

8               Redemption or Repurchase...............................       How to Buy Shares;
                                                                            Redemption and Exchange

9               Legal Proceedings......................................              None


* The Prospectus is included in and hereby incorporated by reference to Post-Effective Amendment No. 18 of Voyageur Mutual Funds, Inc.'s Registration Statement (File No. 33-63238).

                              CROSS-REFERENCE SHEET

                                     PART B

                                                                                   Location in Statement of
Item No.      Description                                                          Additional Information*
--------      -----------                                                          -------------------------
10            Cover Page.....................................................             Cover Page

11            Table of Contents..............................................          Table of Contents

12            General Information and History................................           Not Applicable

13            Investment Objectives and Policy...............................       Investment Restrictions
                                                                                         and Policies

14            Management of the Registrant...................................       Officers and Directors

15            Control Persons and Principal Holders of Securities............       Officers and Directors

16            Investment Advisory and Other Services.........................       Officers and Directors;
                                                                                     Investment Management
                                                                                Agreement; General Information;
                                                                                     Financial Statements

17            Brokerage Allocation...........................................   Trading Practices and Brokerage

18            Capital Stock and Other Securities.............................         Capitalization and
                                                                                     Noncumulative Voting
                                                                                  (under General Information)

19            Purchase, Redemption and Pricing of Securities
              Being Offered..................................................         Purchasing Shares;
                                                                                  Determining Offering Price
                                                                                and Net Asset Value Per Share;
                                                                                  Redemption and Repurchase;
                                                                                      Exchange Privilege

20            Tax Status.....................................................       Distributions and Taxes

21            Underwriters...................................................          Purchasing Shares

22            Calculation of Performance Data................................       Performance Information

23            Financial Statements...........................................         Financial Statements

* The Statement of Additional Information is included in and hereby incorporated by reference to Post-Effective Amendment No. 18 of Voyageur Mutual Funds, Inc.'s Registration Statement (File No. 33-63238).

                              CROSS-REFERENCE SHEET

                                     PART C

Item No.    Description                                                     Location in Part C
--------    -----------                                                     ------------------
24          Financial Statements and Exhibits..........................           Item 24

25          Persons Controlled by or under Common Control
            with Registrant............................................           Item 25

26          Number of Holders of Securities............................           Item 26

27          Indemnification............................................           Item 27

28          Business and Other Connections of Investment
            Adviser....................................................           Item 28

29          Principal Underwriters.....................................           Item 29

30          Location of Accounts and Records...........................           Item 30

31          Management Services........................................           Item 31

32          Undertakings...............................................           Item 32

                                     PART C

                                Other Information

Item 24.        Financial Statements and Exhibits

       (a)      Financial Statements:

                Part A   -   Financial Highlights

               *Part B   -   Statement of Net Assets
                             Statement of Operations
                             Statement of Changes in Net Assets
                             Notes to Financial Statements
                             Accountant's Report

       * The financial statements and Accountant's Report listed above relating to Voyageur Investment Trust are incorporated into this filing by reference into the Fund's Part B from the Registrant's Annual Report for the fiscal year ended December 31, 1996.

       (b) Exhibits:

               (1)     Articles of Incorporation.

                       (a) Amended and Restated Agreement and Declaration of Trust (February 16, 1994) incorporated into this filing by reference to Post-Effective Amendment No. 11 filed Arpil 30, 1996.

               (2) By-Laws. By-Laws, as amended (January, 24, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 11 filed April 30, 1996.

               (3)     Voting Trust Agreement.  Inapplicable.

               (4)     Copies of All Instruments Defining the Rights of Holders.

                       (a)       Articles of Incorporation and Articles
                                 Supplementary.

                                 (i)    Article __ of Declaration of Trust
                                        (February 16, 1994) incorporated into
                                        this filing by reference to
                                        Post-Effective Amendment No. 11 filed
                                        April 30, 1996.
                       (b)       By-Laws.

                                 (i) Article __ incorporated into this filing by reference to Post-Effective
                                        Amendment No. 11 filed Arpil 30, 1996.

PART C - Other Information
(Continued)

               (5)     Investment Management Agreement.

                       (a)       Investment Management Agreement (April 30,
                                 1997) between Voyageur Fund Managers, Inc. and the Registrant on behalf of Tax-Free Florida Insured Fund and Tax-Free Florida Fund attached as Exhibit.

                        (b)      Investment Management Agreement (April 30,
                                 1997) between Voyageur Fund Managers, Inc. and the Registrant on behalf of Tax-Free California Insured Fund, Tax-Free Missouri Insured Fund, Tax-Free Oregon Insured Fund, Tax-Free Washington Insured Fund, Tax-Free Kansas Fund, Tax-Free New Mexico Fund and Tax-Free Utah Fund attached as Exhibit.

               (6)     (a)       Distribution Agreements.

                                 (i) Proposed Distribution Agreement (1997) between Delaware Distributors, L.P. and the Registrant on behalf of each Fund attached as Exhibit.

                       (b) Administration and Service Agreement Form of Administration and Service Agreement (as amended November 1995) included as Module.

                       (c) Dealer's Agreement. Dealer's Agreement (as amended November 1995) included as Module.

                       (d) Mutual Fund Agreement for the Delaware Group of Funds (as amended November 1995) included as Module.

               (7)     Bonus, Profit Sharing, Pension Contracts.  Inapplicable.

               (8)     Custodian Agreement.

                       (a) Custodian Contract with Norwest Bank Minnesota N.A. (April 20, 1992) incorporated into this filing by reference to Post-Effective Amendment No. 11 filed April 30, 1996.

PART C - Other Information
(Continued)

               (9)     Other Material Contracts.

                       (a) Shareholder Services Agreement (1997) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund included as Module.

                       (b)       Executed Fund Accounting Agreement (August 19,
                                 1996) between Delaware Service Company, Inc.
                                 and the Registrant on behalf of each Fund included as Module.

                                 (i)    Executed Amendment No. 1 (September 30,
                                        1996) to Schedule A to Delaware Group of
                                        Funds Fund Accounting Agreement attached as Exhibit.

                                 (ii)   Executed Amendment No. 2 (November 30,
                                        1996) to Schedule A to Delaware Group of
                                        Funds Fund Accounting Agreement attached as Exhibit.

                                 (iii)  Executed Amendment No. 3 (December 27,
                                        1996) to Schedule A to Delaware Group of
                                        Funds Fund Accounting Agreement attached as Exhibit.

                                 (iv)   Executed Amendment No. 4 (February 24,
                                        1997) to Schedule A to Delaware Group of
                                        Funds Fund Accounting Agreement attached as Exhibit.

                                 (v)    Executed Amendment No. 4A (April 14,
                                        1997) to Schedule A to Delaware Group of
                                        Funds Fund Accounting Agreement attached as Exhibit.

                                 (vi) Executed Amendment No. 5 (May 1, 1997) to Schedule A to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

                                 (vii) Executed Amendment No. 6 (July 21, 1997) to Schedule A to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

              (10) Opinion of Counsel. Filed with letter relating to Rule 24f-2 on February 26, 1997.

              (11)     Consent of Auditors.  Attached as Exhibit.

PART C - Other Information
(Continued)

              (12)     Inapplicable.

              (13) Letter of Investment Intent incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on November 22, 1992.

              (14)     Inapplicable.

              (15)     Plans under Rule 12b-1.

                       (a)       Proposed Plan under Rule 12b-1 for Class A, B
                                 and C Shares (        , 1997) for Voyageur
                                 Investment Trust on behalf of each Fund
                                 included in Exhibit 6(a)(i).

              (16)     Schedules of Computation for each Performance Quotation.

                       (a) Schedule of Computation of Fund Performance for each Fund to be filed by Amendment.

              (17)     Financial Data Schedules.  To be filed by Amendment.

              (18)     Plan under Rule 18f-3.

                       (a) Plan under Rule 18f-3 (April 30, 1997) attached as Exhibit.

              (19)     Other:    Directors' Power of Attorney. Attached as
                                 Exhibit.

Item 25.         Persons Controlled by or under Common Control with Registrant.

                 None.

PART C - Other Information
(Continued)

Item 26.   Number of Holders of Securities.

             (1)                                               (2)

                                                           Number of
     Title of Class                                        Record Holders
     --------------                                        --------------
     Tax-Free Florida Insured Fund A Shares:               4,177 Accounts
     Shares of Beneficial Interest with No Par Value       as of July 31, 1997
     Per Share

     Tax-Free Florida Insured Fund Class B Shares:         79 Accounts
     Shares of Beneficial Interest with No Par Value       as of July 31, 1997
     Per Share

     Tax-Free Florida Insured Fund Class C Shares:         2 Accounts
     Shares of Beneficial Interest with No Par Value       as of July 31, 1997
     Per Share

     Tax-Free California Insured Fund Class A Shares:      558 Accounts
     Shares of Beneficial Interest with No Par Value       as of July 31, 1997
     Per Share

     Tax-Free California Insured Fund Class B Shares:      123 Accounts
     Shares of Beneficial Interest with No Par Value       as of July 31, 1997
     Per Share

     Tax-Free California Insured Fund Class C Shares:      6 Accounts
     Shares of Beneficial Interest with No Par Value       as of July 31, 1997
     Per Share

     Tax-Free Missouri Insured Fund Class A Shares:        1,322 Accounts
     Shares of Beneficial Interest with No Par Value       as of July 31, 1997
     Per Share

     Tax-Free Missouri Insured Fund Class B Shares:        186 Accounts
     Shares of Beneficial Interest with No Par Value       as of July 31, 1997
     Per Share

     Tax-Free Missouri Insured Fund Class C Shares:        7 Accounts
     Shares of Beneficial Interest with No Par Value       as of July 31, 1997
     Per Share

PART C - Other Information
(Continued)

               (1)                                              (2)

                                                           Number of
     Title of Class                                        Record Holders
     --------------                                        --------------
     Tax-Free Oregon Insured Fund Class A Shares:          630 Accounts
     Shares of Beneficial Interest with No Par Value       as of July 31, 1997
     Per Share

     Tax-Free Oregon Insured Fund Class B Shares:          148 Accounts
     Shares of Beneficial Interest with No Par Value       as of July 31, 1997
     Per Share

     Tax-Free Oregon Insured Fund Class C Shares:          18 Accounts
     Shares of Beneficial Interest with No Par Value       as of July 31, 1997
     Per Share

     Tax-Free Washington Insured Fund Class A Shares:      69 Accounts
     Shares of Beneficial Interest with No Par Value       as of July 31, 1997
     Per Share

     Tax-Free Washington Insured Fund Class B Shares:      25 Accounts
     Shares of Beneficial Interest with No Par Value       as of July 31, 1997
     Per Share

     Tax-Free Washington Insured Fund Class C Shares:      5 Accounts
     Shares of Beneficial Interest with No Par Value       as of July 31, 1997
     Per Share

     Tax-Free Kansas Fund Class A Shares:                  281 Accounts
     Shares of Beneficial Interest with No Par Value       as of July 31, 1997
     Per Share

     Tax-Free Kansas Fund Class B Shares:                  86 Accounts
     Shares of Beneficial Interest with No Par Value       as of July 31, 1997
     Per Share

     Tax-Free Kansas Fund Class C Shares:                  8 Accounts
     Shares of Beneficial Interest with No Par Value       as of July 31, 1997
     Per Share

PART C - Other Information
(Continued)

                    (1)                                         (2)

                                                           Number of
     Title of Class                                        Record Holders
     --------------                                        --------------
     Tax-Free New Mexico Fund Class A Shares:              422 Accounts
     Shares of Beneficial Interest with No Par Value       as of July 31, 1997
     Per Share

     Tax-Free New Mexico Fund Class B Shares:              28 Accounts
     Shares of Beneficial Interest with No Par Value       as of July 31, 1997
     Per Share

     Tax-Free New Mexico Fund Class C Shares:              12 Accounts
     Shares of Beneficial Interest with No Par Value       as of July 31, 1997
     Per Share

     Tax-Free Utah Fund Class A Shares:                    89 Accounts
     Shares of Beneficial Interest with No Par Value       as of July 31, 1997
     Per Share

     Tax-Free Utah Fund Class B Shares:                    8 Accounts
     Shares of Beneficial Interest with No Par Value       as of July 31, 1997
     Per Share

     Tax-Free Utah Fund Class C Shares:                    2 Accounts
     Shares of Beneficial Interest with No Par Value       as of July 31, 1997
     Per Share

     Tax-Free Florida Fund Class A Shares:                 96 Accounts
     Shares of Beneficial Interest with No Par Value       as of July 31, 1997
     Per Share

     Tax-Free Florida Fund Class B Shares:                 32 Accounts
     Shares of Beneficial Interest with No Par Value       as of July 31, 1997
     Per Share

     Tax-Free Florida Fund Class C Shares:                 4 Accounts
     Shares of Beneficial Interest with No Par Value       as of July 31, 1997
     Per Share

Item 27. Indemnification. Incorporated into this filing by reference to Post-Effective Amendment No. 11 filed April 30, 1996.

Item 28.    Business and Other Connections of Investment Adviser.

            Delaware Management Company, Inc. (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Group (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Trend Fund, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., DMC Tax-Free Income Trust-Pennsylvania, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Voyageur Tax-Free Funds, Inc., Voyageur Intermediate Tax-Free Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Funds, Inc., Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.) and provides investment advisory services to institutional accounts, primarily retirement plans and endowment funds. In addition, certain directors of the Manager also serve as directors/trustees of the other Delaware Group funds, and certain officers are also officers of these other funds. A company owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Group (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Group.

PART C - Other Information
(Continued)

       The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

Name and Principle            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------
Wayne A. Stork                Chairman of the Board, President, Chief Executive Officer, Chief Investment
                              Officer and Director of Delaware Management Company, Inc.; Chairman of
                              the Board, President, Chief Executive Officer and Director of the Registrant,
                              each of the other funds in the Delaware Group, Delaware Management
                              Holdings, Inc., DMH Corp., Delaware International Holdings Ltd. and
                              Founders Holdings, Inc.; Chairman of the Board and Director of Delaware
                              Distributors, Inc. and Delaware Capital Management, Inc.; Director of
                              Delaware Service Company, Inc. and Delaware Investment & Retirement
                              Services, Inc.;  and Chairman, Chief Executive Officer and Director of
                              Delaware International Advisers Ltd.

Richard G. Unruh, Jr.         Executive Vice President and Director of Delaware Management Company,
                              Inc.; Executive Vice President of the Registrant, each of the other funds in the
                              Delaware Group, Delaware Management Holdings, Inc. and Delaware Capital
                              Management, Inc; and Director of Delaware International Advisers Ltd.

                              Board of Directors, Chairman of Finance Committee, Keystone Insurance Company
                              since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of
                              Finance Committee, AAA Mid Atlantic, Inc. since 1989, 2040 Market Street,
                              Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom
                              Drive, Reston, VA

Paul E. Suckow                Executive Vice President/Chief Investment Officer, Fixed Income of
                              Delaware Management Company, Inc., the Registrant, each of the other funds in the Delaware Group and Delaware Management Holdings, Inc.; Executive
                              Vice President and Director of Founders Holdings, Inc.; Executive Vice
                              President of Delaware Capital Management, Inc.; and Director of Founders
                              CBO Corporation

                              Director, HYPPCO Finance Company Ltd.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principle            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------
David K. Downes               Executive Vice President, Chief Operating Officer, Chief Financial Officer
                              and Director of Delaware Management Company, Inc., DMH Corp, Delaware
                              Distributors, Inc., Founders Holdings, Inc. and Delaware International
                              Holdings Ltd.; Executive Vice President, Chief Operating Officer and Chief
                              Financial Officer of the Registrant and each of the other funds in the
                              Delaware Group, Delaware Management Holdings, Inc., Founders CBO
                              Corporation, Delaware Capital Management, Inc. and Delaware Distributors,
                              L.P.;  President, Chief Executive Officer, Chief Financial Officer and Director
                              of Delaware Service Company, Inc.; Chairman, Chief Executive Officer and
                              Director of Delaware Investment & Retirement Services, Inc.; Chairman and
                              Director of Delaware Management Trust Company; and Director of Delaware
                              International Advisers Ltd.

                              Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton
                              Place, Newtown Square, PA

George M.                     Senior Vice President, General Counsel, Secretary and Director of
Chamberlain, Jr.              Delaware Management Company, Inc., DMH Corp., Delaware Distributors, Inc.,
                              Delaware Service Company, Inc., Founders Holdings, Inc., Delaware Capital
                              Management, Inc. and Delaware Investment & Retirement Services, Inc.; Senior Vice
                              President, Secretary and General Counsel of the Registrant, each of the other funds in the Delaware Group, Delaware Distributors, L.P. and Delaware Management
                              Holdings, Inc.; Executive Vice President, Secretary, General Counsel and Director
                              of Delaware Management Trust Company; Secretary and Director of Delaware
                              International Holdings Ltd.; and Director of Delaware International Advisers Ltd.


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal              Positions and Offices with the Manager and its
Business Address*               Affiliates and Other Positions and Offices Held
------------------              -----------------------------------------------
Richard J. Flannery             Senior Vice President/Corporate and International Affairs of the Registrant,
                                each of the other funds in the Delaware Group, Delaware Management
                                Holdings, Inc., DMH Corp., Delaware Management Company, Inc.,
                                Delaware Distributors, Inc., Delaware Distributors, L.P., Delaware
                                Management Trust Company, Delaware Capital Management, Inc.,
                                Delaware Service Company, Inc. and Delaware Investment & Retirement
                                Services, Inc.;  Senior Vice President/ Corporate and International Affairs
                                and Director of Founders Holdings, Inc. and Delaware International
                                Holdings Ltd.; Senior Vice President of Founders CBO Corporation; and
                                Director of Delaware International Advisers Ltd.

                                Director, HYPPCO Finance Company Ltd.

                                Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd.,
                                Elverton, PA; Director and Member of Executive Committee of Stonewall
                                Links, Inc. since 1991, Bulltown Rd., Elverton, PA

Michael P. Bishof               Senior Vice President and Treasurer of the Registrant, each of the other funds in the Delaware Group, Delaware Distributors, Inc. and Founders
                                Holdings, Inc.; Senior Vice President/Investment Accounting of Delaware
                                Management Company, Inc. and Delaware Service Company, Inc.; Senior
                                Vice President and Treasurer/ Manager, Investment Accounting of
                                Delaware Distributors, L.P.; Assistant Treasurer of Founders CBO
                                Corporation; and Senior Vice President and Manager of Investment
                                Accounting of Delaware International Holdings Ltd.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principle              Positions and Offices with the Manager and its
Business Address *              Affiliates and Other Positions and Offices Held
------------------              -----------------------------------------------
Joseph H. Hastings              Senior Vice President/Corporate Controller and Treasurer of Delaware
                                Management Holdings, Inc., DMH Corp., Delaware Management
                                Company, Inc., Delaware Distributors, Inc., Delaware Capital Management,
                                Inc., Delaware Distributors, L.P., Delaware Service Company, Inc. and
                                Delaware International Holdings Ltd.;  Senior Vice President/Corporate
                                Controller of the Registrant, each of the other funds in the Delaware Group and Founders Holdings, Inc.;  Executive Vice President, Chief Financial
                                Officer and Treasurer of Delaware Management Trust Company; Chief
                                Financial Officer and Treasurer of Delaware Investment & Retirement
                                Services, Inc.; and Senior Vice President/Assistant Treasurer of Founders
                                CBO Corporation

Michael T. Taggart              Senior Vice President/Facilities Management and Administrative Services
                                of Delaware Management Company, Inc.

Douglas L. Anderson             Senior Vice President/Operations of Delaware Management Company, Inc.,
                                Delaware Investment and Retirement Services, Inc. and Delaware Service
                                Company, Inc.; Senior Vice President/ Operations and Director of Delaware
                                Management Trust Company

James L. Shields                Senior Vice President/Chief Information Officer of Delaware Management
                                Company, Inc., Delaware Service Company, Inc. and Delaware Investment
                                & Retirement Services, Inc.

Eric E. Miller                  Vice President, Assistant Secretary and Deputy General Counsel of the
                                Registrant and each of the other funds in the Delaware Group, Delaware
                                Management Company, Inc., Delaware Management Holdings, Inc., DMH Corp.,
                                Delaware Distributors, L.P., Delaware Distributors Inc., Delaware Service
                                Company, Inc., Delaware Management Trust Company, Founders Holdings, Inc.,
                                Delaware Capital Management, Inc. and Delaware Investment & Retirement
                                Services, Inc.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principle              Positions and Offices with the Manager and its
Business Address *              Affiliates and Other Positions and Offices Held
------------------              -----------------------------------------------
Richelle S. Maestro             Vice President and Assistant Secretary of Delaware Management Company,
                                Inc., the Registrant, each of the other funds in the Delaware Group,
                                Delaware Management Holdings, Inc., Delaware Distributors, L.P.,
                                Delaware Distributors, Inc., Delaware Service Company, Inc., DMH Corp.,
                                Delaware Management Trust Company, Delaware Capital Management,
                                Inc., Delaware Investment & Retirement Services, Inc. and Founders
                                Holdings, Inc.; Secretary of Founders CBO Corporation; and Assistant
                                Secretary of Delaware International Holdings Ltd.

                                Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane,
                                Philadelphia, PA

Richard Salus\1                 Vice President/Assistant Controller of Delaware Management Company,
                                Inc. and Delaware Management Trust Company

Bruce A. Ulmer                  Vice President/Director of LNC Internal Audit of Delaware Management
                                Company, Inc., the Registrant, each of the other funds in the Delaware
                                Group, Delaware Management Holdings, Inc., DMH Corp., Delaware Management
                                Trust Company and Delaware Investment & Retirement Services, Inc.

Steven T. Lampe\2               Vice President/Taxation of Delaware Management Company, Inc., the
                                Registrant, each of the other funds in the Delaware Group, Delaware
                                Management Holdings, Inc., DMH Corp., Delaware Distributors, L.P.,
                                Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware
                                Management Trust Company, Founders Holdings, Inc., Founders CBO
                                Corporation, Delaware Capital Management, Inc. and Delaware Investment
                                & Retirement Services, Inc.

Christopher Adams\3             Vice President/Strategic Planning of Delaware Management Company, Inc.
                                and Delaware Service Company, Inc.

Susan L. Hanson                 Vice President/Strategic Planning of Delaware Management Company, Inc.
                                and Delaware Service Company, Inc.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principle              Positions and Offices with the Manager and its
Business Address *              Affiliates and Other Positions and Offices Held
------------------              -----------------------------------------------
Dennis J. Mara\4                Vice President/Acquisitions of Delaware Management Company, Inc.

Scott Metzger                   Vice President/Business Development of Delaware Management Company, Inc.
                                and Delaware Service Company, Inc.

Lisa O. Brinkley                Vice President/Compliance of Delaware Management Company, Inc., the
                                Registrant, each of the other funds in the Delaware Group, DMH Corp.,
                                Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware
                                Service Company, Inc., Delaware Management Trust Company, Delaware
                                Capital Management, Inc. and Delaware Investment & Retirement Services,
                                Inc.

Rosemary E. Milner              Vice President/Legal Registrations of Delaware Management Company,
                                Inc., the Registrant, each of the other funds in the Delaware Group,
                                Delaware Distributors, L.P. and Delaware Distributors, Inc.

Gerald T. Nichols               Vice President/Senior Portfolio Manager of Delaware Management Company,
                                Inc., the Registrant, each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice President of
                                Founders Holdings, Inc.; and Treasurer, Assistant Secretary and Director
                                of Founders CBO Corporation

Paul A. Matlack                 Vice President/Senior Portfolio Manager of Delaware Management Company,
                                Inc., the Registrant, each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice President of
                                Founders Holdings, Inc.; and President and Director of Founders CBO
                                Corporation.

Gary A. Reed                    Vice President/Senior Portfolio Manager of Delaware Management Company,
                                Inc., the Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Group and Delaware Capital Management, Inc.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principle              Positions and Offices with the Manager and its
Business Address *              Affiliates and Other Positions and Offices Held
------------------              -----------------------------------------------
Patrick P. Coyne                Vice President/Senior Portfolio Manager of Delaware Management Company,
                                Inc., the Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Group and Delaware Capital Management, Inc.

Roger A. Early                  Vice President/Senior Portfolio Manager of Delaware Management Company,
                                Inc., the Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Group

Mitchell L. Conery\5            Vice President/Senior Portfolio Manager of Delaware Management Company,
                                Inc., the Registrant and each of the tax-exempt and fixed income funds in the Delaware Group

George H. Burwell               Vice President/Senior Portfolio Manager of Delaware Management
                                Company, Inc. and each of the equity funds in the Delaware Group

John B. Fields                  Vice President/Senior Portfolio Manager of Delaware Management
                                Company, Inc. and each of the equity funds in the Delaware Group and
                                Delaware Capital Management, Inc.

Gerald S. Frey\6                Vice President/Senior Portfolio Manager of Delaware Management
                                Company, Inc., the Registrant and each of the equity funds in the Delaware
                                Group

Christopher Beck                Vice President/Senior Portfolio Manager of Delaware Management
                                Company, Inc. and each of the equity funds in the Delaware Group

Elizabeth H. Howell\7           Vice President/Senior Portfolio Manager of Delaware Management
                                Company, Inc. and the Registrant

Christopher Beck                Vice President/Senior Portfolio Manager of Delaware Management
                                Company, Inc.

Andrew M.                       Vice President/Senior Portfolio Manager of Delaware Management
McCullaugh, Jr.\8               Company, Inc.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principle              Positions and Offices with the Manager and its
Business Address *              Affiliates and Other Positions and Offices Held
------------------              -----------------------------------------------
Paul Grillo                     Vice President/Portfolio Manager of Delaware Management Company, Inc.,
                                the Registrant and each of the tax-exempt and fixed income funds in the
                                Delaware Group

William H. Miller               Vice President/Assistant Portfolio Manager of Delaware Management
                                Company, Inc. and the Registrant

------------------------------
1  SENIOR MANAGER, Ernst & Young LLP prior to December 1996.
2  TAX MANAGER, Price Waterhouse prior to October 1995.
3  SENIOR ASSOCIATE, FAS, Coopers & Lybrand LLP prior to October 1995.
4 CORPORATE CONTROLLER, IIS prior to July 1997 and DIRECTOR, FINANCIAL PLANNING, Decision One prior to March 1996.
5  INVESTMENT OFFICER, Travelers Insurance prior to January 1997.
6  SENIOR DIRECTOR, Morgan Grenfell Capital Management prior to June 1996.
7  SENIOR PORTFOLIO MANAGER, Voyageur Fund Managers, Inc. prior to May 1997.
8  SENIOR PORTFOLIO MANAGER, Voyageur Asset Management, LLC prior to April 1997.

Item 29.    Principal Underwriters.

            (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Group.
            (b) Information with respect to each director, officer or partner of principal underwriter:

Name and Principal                    Positions and Offices           Positions and Offices
Business Address *                    with Underwriter                with Registrant
------------------                    ---------------------           ---------------------
Delaware Distributors, Inc.           General Partner                 None

Delaware Management
Company, Inc.                         Limited Partner                 Investment Manager

Delaware Capital
Management, Inc.                      Limited Partner                 None

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principle                  Positions and Offices                     Positions and Offices
Business Address *                  with Underwriter                          with Registrant
------------------                  ---------------------                     ---------------------
Bruce D. Barton                     President and Chief Executive             None
                                    Officer

David K. Downes                     Senior Vice President,                    Executive Vice President/
                                    Chief Administrative Officer              Chief Operating Officer/
                                    and Chief Financial Officer               Chief Financial Officer

George M. Chamberlain, Jr.          Senior Vice President/Secretary/          Senior Vice President/
                                    General Counsel                           Secretary/General Counsel

Terrence P. Cunningham              Senior Vice President/ Financial          None
                                    Institutions

Thomas E. Sawyer                    Senior Vice President/                    None
                                    National Sales Director

Dana B. Hall                        Senior Vice President/Key Accounts        None

Mac McAuliffe                       Senior Vice President/Sales               None
                                    Manager, Western Division

William F. Hostler                  Senior Vice President/Marketing           None
                                    Services


J. Chris Meyer                      Senior Vice President/                    None
                                    Director Product Management

Stephen H. Slack                    Senior Vice President/Wholesaler          None

William M. Kimbrough                Senior Vice President/Wholesaler          None

Daniel J. Brooks                    Senior Vice President/Wholesaler          None

Richard J. Flannery                 Senior Vice President/Corporate           Senior Vice President/
                                    and International Affairs                 Corporate and
                                                                              International Affairs

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal             Positions and Offices                     Positions and Offices
Business Address *             with Underwriter                          with Registrant
------------------             ---------------------                     ---------------------
Bradley L. Kolstoe             Senior Vice President/Western             None
                               Division Sales Manager

Henry W. Orvin                 Senior Vice President/Eastern             None
                               Division Sales Manager - Wire/
                               Regional Channel

Michael P. Bishof              Senior Vice President and Treasurer/      Senior Vice
                               Manager, Investment Accounting            President/Treasurer

Eric E. Miller                 Vice President/Assistant Secretary/       Vice President/Assistant
                               Deputy General Counsel                    Secretary/Deputy General
                                                                         Counsel

Richelle S. Maestro            Vice President/Assistant Secretary        Vice President/Assistant
                                                                         Secretary

Steven T. Lampe                Vice President/Taxation                   Vice President/Taxation

Joseph H. Hastings             Vice President/Corporate                  Senior Vice President/
                                Controller & Treasurer                   Corporate Controller

Lisa O. Brinkley               Vice President/Compliance                 Vice President/Compliance

Rosemary E. Milner             Vice President/Legal Registrations        Vice President/Legal
                                                                         Registrations

Daniel H. Carlson              Vice President/Strategic Marketing        None

Diane M. Anderson              Vice President/Plan Record Keeping        None
                               and Administration

Anthony J. Scalia              Vice President/Defined Contribution       None
                               Sales, SW Territory

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal             Positions and Offices                     Positions and Offices
Business Address *             with Underwriter                          with Registrant
------------------             ---------------------                     ---------------------
Courtney S. West               Vice President/Defined Contribution       None
                               Sales, NE Territory

Denise F. Guerriere            Vice President/Client Services            None

Gordon E. Searles              Vice President/Client Services            None

Julia R. Vander Els            Vice President/Participant Services       None

Jerome J. Alrutz               Vice President/Retail Sales               None

Joanne A. Mettenheimer         Vice President/New Business               None
                               Development

Scott Metzger                  Vice President/Business Development       Vice President/Business
                                                                         Development

Stephen C. Hall                Vice President/Institutional Sales        None

Gregory J. McMillan            Vice President/ National Accounts         None

Christopher H. Price           Vice President/Manager, Insurance         None

Stephen J. DeAngelis           Vice President/Product Development        None

Zina DeVassal                  Vice President/Financial Institutions     None

Andrew W. Whitaker             Vice President/Financial Institutions     None

Jesse Emery                    Vice President/ Marketing                 None
                               Communications

Darryl S. Grayson              Vice President, Broker/Dealer             None
                               Internal Sales

Susan T. Friestedt             Vice President/Client Service             None

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal             Positions and Offices                     Positions and Offices
Business Address *             with Underwriter                          with Registrant
------------------             ---------------------                     ---------------------
Dinah J. Huntoon               Vice President/Product                    None
                               Manager Equity

Soohee Lee                     Vice President/Fixed Income               None
                               Product Management

Michael J. Woods               Vice President/ UIT Product               None
                               Management

Ellen M. Krott                 Vice President/Marketing                  None

Dale L. Kurtz                  Vice President/Marketing Support          None

Holly W. Reimel                Vice President/Manager, Key Accounts      None

David P. Anderson              Vice President/Wholesaler                 None

Lee D. Beck                    Vice President/Wholesaler                 None

Gabriella Bercze               Vice President/Wholesaler                 None

Terrence L. Bussard            Vice President/Wholesaler                 None

William S. Carroll             Vice President/Wholesaler                 None

William L. Castetter           Vice President/Wholesaler                 None

Thomas J. Chadie               Vice President/Wholesaler                 None

Thomas C. Gallagher            Vice President/Wholesaler                 None

Douglas R. Glennon             Vice President/Wholesaler                 None

Ronald A. Haimowitz            Vice President/Wholesaler                 None

Christopher L. Johnston        Vice President/Wholesaler                 None

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal             Positions and Offices                     Positions and Offices
Business Address *             with Underwriter                          with Registrant
------------------             ---------------------                     ---------------------
Michael P. Jordan              Vice President/Wholesaler                 None

Jeffrey A. Keinert             Vice President/Wholesaler                 None

Thomas P. Kennett              Vice President/ Wholesaler                None

Debbie A. Marler               Vice President/Wholesaler                 None

Nathan W. Medin                Vice President/Wholesaler                 None

Roger J. Miller                Vice President/Wholesaler                 None

Patrick L. Murphy              Vice President/Wholesaler                 None

Stephen C. Nell                Vice President/Wholesaler                 None

Julia A. Nye                   Vice President/Wholesaler                 None

Joseph T. Owczarek             Vice President/Wholesaler                 None

Mary Ellen Pernice-Fadden      Vice President/Wholesaler                 None

Mark A. Pletts                 Vice President/Wholesaler                 None

Philip G. Rickards             Vice President/Wholesaler                 None

Laura E. Roman                 Vice President/Wholesaler                 None

Linda Schulz                   Vice President/Wholesaler                 None

Edward B. Sheridan             Vice President/Wholesaler                 None

Robert E. Stansbury            Vice President/Wholesaler                 None

Julia A. Stanton               Vice President/Wholesaler                 None

Larry D. Stone                 Vice President/Wholesaler                 None

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal             Positions and Offices                     Positions and Offices
Business Address *             with Underwriter                          with Registrant
------------------             ---------------------                     ---------------------
Edward J. Wagner               Vice President/Wholesaler                 None

Wayne W. Wagner                Vice President/Wholesaler                 None

Scott Whitehouse               Vice President/Wholesaler                 None

John A. Wells                  Vice President/Marketing Technology       None

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

            (c)   Not Applicable.

Item 30.    Location of Accounts and Records.

            All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103 or 90 South Seventh Street, Suite 4400, Minneapolis, Minnesota 55402.

Item 31.    Management Services.  None.

Item 32.    Undertakings.

            (a)   Not Applicable.

            (b)   Not Applicable.

            (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

            (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                    SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 26th day of August, 1997.

                                   VOYAGEUR INVESTMENT TRUST

                                   By /s/ Wayne A. Stork
                                     -----------------------------------------
                                      Wayne A. Stork
                                      Chairman of the Board, President,
                                      Chief Executive Officer and Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

          Signature                                             Title                                   Date
          ---------                                             -----                                   ----
                                                    Chairman of the Board, President,
/s/ Wayne A. Stork                                  Chief Executive Officer and Director            August 26, 1997
-----------------------------------------
Wayne A. Stork

/s/ David K. Downes                                 Executive Vice President/Chief Operating
-----------------------------------------           Officer/Chief Financial Officer
David K. Downes                                     (Principal Financial Officer and
                                                    Principal Accounting Officer)                   August 26, 1997

/s/ Walter P. Babich                    *           Director                                        August 26, 1997
-----------------------------------------
Walter P. Babich

/s/ Anthony D. Knerr                    *           Director                                        August 26, 1997
-----------------------------------------
Anthony D. Knerr

/s/ Ann R. Leven                        *           Director                                        August 26, 1997
-----------------------------------------
Ann R. Leven

/s/ W. Thacher Longstreth               *           Director                                        August 26, 1997
-----------------------------------------
W. Thacher Longstreth

/s/ Thomas F. Madison                   *           Director                                        August 26, 1997
-----------------------------------------
Thomas F. Madison

/s/ Jeffrey J. Nick                     *           Director                                        August 26, 1997
-----------------------------------------
Jeffrey J. Nick

/s/ Charles E. Peck                     *           Director                                        August 26, 1997
-----------------------------------------
Charles E. Peck

                           *By /s/ Wayne A. Stork
                               -------------------------
                                  Wayne A. Stork
                             as Attorney-in-Fact for
                          each of the persons indicated

                        SECURITIES AND EXCHANGE COMMISSION
                               Washington, DC 20549



















                                     Exhibits

                                        to

                                    Form N-1A










             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.            Exhibit
-----------            -------
EX-99.B5A              Investment Management Agreement (April 30, 1997) between Voyageur Fund
                       Managers, Inc. and the Registrant on behalf of Tax-Free Florida Insured Fund and
                       Tax-Free Florida Fund

EX-99.B5B              Investment Management Agreement (April 30, 1997) between Voyageur Fund
                       Managers, Inc. and the Registrant on behalf of Tax-Free California Insured Fund,
                       Tax-Free Missouri Insured Fund, Tax-Free Oregon Insured Fund, Tax-Free
                       Washington Insured Fund, Tax-Free Kansas Fund, Tax-Free New Mexico Fund
                       and Tax-Free Utah Fund

EX-99.B6AI             Proposed Distribution Agreement (1997) between Delaware Distributors, L.P. and the Registrant on behalf of each Fund.

EX-99.B6B              Form of Administration and Service Agreement (as amended November
(Module Name           1995)
ADMIN_SER_AGREE)

EX-99.B6C              Dealer's Agreement (as amended November 1995)
(Module Name
DEALERS_AGREE)

EX-99.B6D              Mutual Fund Agreement for the Delaware Group of Funds (as amended
(Module Name           November 1995)
MUTUAL_FUND_AGR)

EX-99.B9A              Shareholder Services Agreement (1997) between Delaware Service Company,
(Module Name           Inc. and the Registrant on behalf of each Fund
SH_SVC_AGT)

EX-99.B9B              Executed Fund Accounting Agreement (August 19, 1996) between
(Module Name           Delaware Service Company, Inc. and the Registrant on behalf of each Fund
FUND_ACCT_AGT)

EX-99.B9BI             Executed Amendment No. 1 (September 30, 1996) to Schedule A to Delaware
                       Group of Funds Fund Accounting Agreement

EX-99.B9BII            Executed Amendment No. 2 (November 30, 1996) to Schedule A to Delaware
                       Group of Funds Fund Accounting Agreement

EX-99.B9BIII           Executed Amendment No. 3 (December 27, 1996) to Schedule A to Delaware
                       Group of Funds Fund Accounting Agreement

EX-99.B9BIV            Executed Amendment No. 4 (February 24, 1997) to Schedule A to Delaware
                       Group of Funds Fund Accounting Agreement

EX-99.B9BV             Executed Amendment No. 4A (April 14, 1997) to Schedule A to Delaware Group
                       of Funds Fund Accounting Agreement

EX-99.B9BVI            Executed Amendment No. 5 (May 1, 1997) to Schedule A to Delaware Group of
                       Funds Fund Accounting Agreement

EX-99.B9BVII           Executed Amendment No. 6 (July 21, 1997) to Schedule A to Delaware Group of
                       Funds Fund Accounting Agreement

EX-99.B11              Consent of Auditors

EX-99.B18              Rule 18f-3 Plan

EX-99.B19              Directors' Power of Attorney